Supplemental Financial Information - Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 1,387	$ 1,307
Less: allowance for doubtful accounts	(31)	(37)
Total accounts receivable, net	1,356	1,270
Trade [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	1,364	1,270
Other [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 23	$ 37